Retirement Benefit Obligations - Schedule of Weighted-Average Asset Allocations, by Asset Category (Details)	Jun. 30, 2024	Jun. 30, 2023
Asset Category:
Benefit plan weighted-average asset allocations	100.00%	100.00%
Equity securities
Asset Category:
Benefit plan weighted-average asset allocations	14.00%	15.00%
Debt securities
Asset Category:
Benefit plan weighted-average asset allocations	81.00%	72.00%
Cash and other
Asset Category:
Benefit plan weighted-average asset allocations	5.00%	13.00%